Note 13 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss attributable to common shareholders	$ (7,903,371)	$ (45,946,822)	$ (15,687,132)
Weighted average common shares – Outstanding (in shares)	11,067,524	8,165,703	6,410,794
Basic and diluted loss per share (in dollars per share)	$ (0.71)	$ (5.63)	$ (2.45)